Financial instruments by category (Tables)	12 Months Ended
Jun. 30, 2025
Financial instruments by category
Schedule of financial assets and financial liabilities
	Financial assets at amortized cost	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 2
June 30, 2025
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 15)	141,068	-	-	141,068	26,499	167,567
Investments in financial assets:
- Public companies’ securities	-	35,305	-	35,305	-	35,305
- Mutual funds	-	132,230	-	132,230	-	132,230
- Bonds	-	55,801	-	55,801	-	55,801
- Others	5,410	3,812	13,770	22,992	-	22,992
Cash and cash equivalents:
- Cash at bank and on hand	167,672	-	-	167,672	-	167,672
- Short-term investments	-	9,148	-	9,148	-	9,148
Total assets	314,150	236,296	13,770	564,216	26,499	590,715
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss		Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 2
June 30, 2025
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	60,955	-	-	60,955	120,882	181,837
Borrowings (Note 20)	647,128	-	-	647,128	-	647,128
Lease liabilities (Note 13)	8,422	-	-	8,422	-	8,422
Derivative financial instruments:
- Foreign-currency future contracts	-	20	-	20	-	20
- Bond futures	-	29	-	29	-	29
Total liabilities	716,505	49	-	716,554	120,882	837,436
	Financial assets at amortized cost	Financial assets at fair value through profit or loss		Subtotal financial assets	Non-financial assets	Total
		Level 1	Level 3
June 30, 2024
Assets as per Statements of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 15)	125,419	-	-	125,419	32,783	158,202
Investments in financial assets:
- Public companies’ securities	-	24,484	-	24,484	-	24,484
- Mutual funds	-	85,313	-	85,313	-	85,313
- Bonds	-	58,399	-	58,399	-	58,399
- Others	7,689	6,518	35	14,242	-	14,242
Derivative financial instruments
- Options on companies	78	-	-	78	-	78
Cash and cash equivalents:
- Cash at bank and on hand	28,586	-	-	28,586	-	28,586
- Short term investments	-	10,866	-	10,866	-	10,866
Total assets	161,772	185,580	35	347,387	32,783	380,170
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss		Subtotal financial liabilities	Non-financial liabilities	Total
		Level 1	Level 3
June 30, 2024
Liabilities as per Statements of Financial Position
Trade and other payables (Note 18)	51,165	-	-	51,165	103,597	154,762
Borrowings (Note 20)	511,329	-	-	511,329	-	511,329
Lease liabilities (Note 13)	15,265	-	-	15,265	-	15,265
Derivative financial instruments:
- Bond futures	-	6	-	6	-	6
Total liabilities	577,759	6	-	577,765	103,597	681,362

Schedule of book value of financial instruments recognized
	06.30.2025			06.30.2024
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	163,684	(22,616)	141,068	135,686	(10,267)	125,419
Financial liabilities
Trade and other payables	38,339	22,616	60,955	40,898	10,267	51,165

Schedule of income, expense, gains and losses on financial instruments
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2025
Interest income	6,439	-	6,439
Interest expense	(38,727)	-	(38,727)
Interest expense on lease liabilities	(683)	-	(683)
Foreign exchange gains, net	13,904	-	13,904
Gain from repurchase of NCN	383	-	383
Fair value gain on financial assets at fair value through profit or loss	-	59,581	59,581
Interest and allowances generated by operating credits	1,607	-	1,607
Gain from derivative financial instruments, net	-	104	104
Other finance costs	(11,584)	-	(11,584)
Total financial instruments (i)	(28,661)	59,685	31,024
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2024
Interest income	47,250	-	47,250
Interest expense	(54,800)	-	(54,800)
Interest expense on lease liabilities	(1,464)	-	(1,464)
Foreign exchange gains, net	20,894	-	20,894
Loss from repurchase of NCN	(252)	-	(252)
Fair value gain on financial assets at fair value through profit or loss	-	133,160	133,160
Interest and allowances generated by operating credits	2,635	-	2,635
Loss from derivative financial instruments, net	-	(1,934)	(1,934)
Other finance costs	(16,566)	-	(16,566)
Total financial instruments (i)	(2,303)	131,226	128,923
	Financial assets / liabilities at amortized cost	Financial assets / liabilities at fair value through profit or loss	Total
June 30, 2023
Interest income	4,272	-	4,272
Interest expense	(61,686)	-	(61,686)
Interest expense on lease liabilities	(1,150)	-	(1,150)
Foreign exchange gains, net	35,028	-	35,028
Gain from repurchase of NCN	1,030	-	1,030
Fair value gain on financial assets at fair value through profit or loss	-	38,366	38,366
Interest and allowances generated by operating credits	3,424	-	3,424
Gain from derivative financial instruments, net	-	239	239
Other finance costs	(9,815)	-	(9,815)
Total financial instruments (i)	(28,897)	38,605	9,708

Schedule of range of valuation models for the measurement of Level 2 and Level 3 instruments
Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Purchase option – Warrant (Others)	Black & Scholes with dilution	Underlying asset price and volatility	Level 3	-